Changes in Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 19,716	¥ 23,049
Provision	20,410	9,158
Charge-offs	(28,548)	(22,067)
Recoveries	11,780	8,276
Adjustments from foreign currency translation	1,493	1,300
Balance at end of year	24,851	19,716
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	17,643	20,497
Provision	18,616	8,707
Charge-offs	(27,550)	(20,838)
Recoveries	11,676	8,143
Adjustments from foreign currency translation	1,252	1,134
Balance at end of year	21,637	17,643
Direct financing lease
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	789	1,151
Provision	310	392
Charge-offs	(573)	(940)
Recoveries	93	117
Adjustments from foreign currency translation	17	69
Balance at end of year	636	789
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,284	1,401
Provision	1,484	59
Charge-offs	(425)	(289)
Recoveries	11	16
Adjustments from foreign currency translation	224	97
Balance at end of year	¥ 2,578	¥ 1,284